GOODWILL (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 20,381,882	$ 6,516,915
Recoup Technologies Inc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill		6,516,915		0
Titan Trucking LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Including Goodwill)		26,880,916
Goodwill		26,880,916
Digester [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	22,319,908
Intangible Assets, Net (Including Goodwill)	26,880,916	26,880,916	$ 22,319,908
Impairment expense	20,364,001	20,364,001	15,669,287
Goodwill	6,516,915	6,516,915	6,650,621
Trucking [Member] | Operating Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Including Goodwill)	13,864,967
Impairment expense
Goodwill	$ 13,864,967